Accounts Payable - Schedule of Accounts Payable (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Account Payable [Abstract]
Settlement payable	¥ 1,069,525	¥ 902,682
Credit card payable	30,867	27,913
Other payables	21,946	18,802
Total	¥ 1,122,338	¥ 949,397